Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Changes of the Allowance for Credit Loss - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Changes of the Allowance for Credit Loss [Abstract]
Balance at beginning of period	¥ 25,393	¥ 30,498
Adoption of ASC 326		85
Amounts charged to/(reversed of) expenses	(2,228)	6,257
Amounts written off	(1,970)	(6,512)
Disposal of a subsidiary		(4,935)
Balance at end of period	¥ 21,195	¥ 25,393